Debt (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 23, 2018	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jan. 31, 2016	Jun. 30, 2015
Loan from Director		$ 155,000	$ 508,913		$ 155,000	$ 1,231
Discharged loan from Director converted to additional paid-in capital					3,731
Proceeds from loan				$ 2,500	2,500	800
Mr. Dabasinkas [Member]
Loan from Director						1,231
Invoice						$ 800
Loan from Shareholders			$ 0					$ 105
Mr. Dabasinkas [Member] | Additional Loan [Member]
Loan from Shareholders							$ 326
Mr. Dabasinkas [Member] | Securities Purchase Agreement [Member]
Discharged loan from Director converted to additional paid-in capital	$ 3,731
Director and President [Member]
Loan from Director								$ 105
Harbor Torrance Family Trust [Member]
Loan from Director		155,000			$ 155,000
Proceeds from loan		$ 155,000
Interest rate		0.00%	0.00%		0.00%
Loan from Shareholders			$ 508,913